Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	MACKINAC FINANCIAL CORP /MI/
Entity Central Index Key	0000036506
Document Type	S-4
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company